Commitments - Operating Lease Commitments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	$ 3,276
Rental expense relating to operating leases	1,525	$ 1,527	$ 1,493
Not later than one year
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	1,298
Later than one year and not later than three years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	1,272
Later than three years and not later than five years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	609
Later than five years
Commitments as lessee relating to buildings under operating leases
Operating lease commitment	$ 97